SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2017
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

13) SHAREHOLDERS’ EQUITY

a) Share Capital

	2017		2016		2015
Authorized: unlimited number of common shares Issued: (thousands)	Shares	Amount	Shares	Amount	Shares	Amount
Balance, beginning of year	240,483	$3,365,962	206,539	$3,133,524	205,732	$3,120,002
Issued for cash:
Public offering	—	—	33,350	230,115	—	—
Share issue costs (net of tax of $2,621)	—	—	—	(7,084)	—	—
Stock Option Plan	—	—	—	—	234	3,205
Non-cash:
Share-based compensation - settled	1,646	20,984	594	9,407	573	10,050
Stock Option Plan - exercised	—	—	—	—	—	267
Balance, end of year	242,129	$3,386,946	240,483	$3,365,962	206,539	$3,133,524

The Company is authorized to issue an unlimited number of common shares without par value.

For the year ended December 31, 2017 Enerplus declared dividends of $0.12 per weighted average common share totaling $29.0 million (December 31, 2016 - $0.16 per share and $35.4 million, December 31, 2015 - $0.64 per share and $132.0 million).

 b) Share-based Compensation

The following table summarizes Enerplus' share-based compensation expense, which is included in General and Administrative expense on the Consolidated Statements of Income/(Loss):

($ thousands)	2017	2016	2015
Cash:
Long-term incentive plans expense	$997	$3,114	$874
Non-Cash:
Long-term incentive plans expense	22,576	26,951	18,878
Stock option plan expense	—	63	709
Equity swap (gain)/loss	184	(3,582)	2,097
Share-based compensation expense	$23,757	$26,546	$22,558

i) Long-term Incentive (“LTI”) Plans

The following table summarizes the Performance Share Unit (“PSU”), Restricted Share Unit (“RSU”) and Deferred Share Unit (“DSU”) activity for the twelve months ended December 31, 2017:

For the year ended December 31, 2017	Cash-settled LTI Plans	Equity-settled LTI Plans		Total
(thousands of units)	DSU	PSU	RSU
Balance, beginning of year	306	2,442	2,698	5,446
Granted	62	835	828	1,725
Vested	—	(528)	(1,125)	(1,653)
Forfeited	—	(36)	(292)	(328)
Balance, end of year	368	2,713	2,109	5,190

Cash-settled LTI Plans

For the year ended December 31, 2017, the Company made cash payments of $0.1 million related to its cash-settled plans (2016 - $2.7 million, 2015 - $15.0 million).

As of December 31, 2017, a liability of $4.5 million (December 31, 2016 - $3.9 million) with respect to the DSU plan has been recorded to Accounts Payable on the Consolidated Balance Sheets.

Equity-settled LTI Plans

The following table summarizes the cumulative share-based compensation expense recognized to-date which is recorded to Paid-in Capital on the Consolidated Balance Sheets. Unrecognized amounts will be recorded to non-cash share-based compensation expense over the remaining vesting terms.

At December 31, 2017 ($ thousands, except for years)	PSU(1)	RSU	Total
Cumulative recognized share-based compensation expense	$28,053	$12,323	$40,376
Unrecognized share-based compensation expense	12,977	4,905	17,882
Fair value	$41,030	$17,228	$58,258
Weighted-average remaining contractual term (years)	1.7	1.3

(1)Includes estimated performance multipliers.

ii) Stock Option Plan

At December 31, 2017 all stock options are fully vested and all non-cash share-based compensation expense has been fully recognized.

The following table summarizes the stock option plan activity for the year ended December 31, 2017:

	Number of Options	Weighted Average
Year ended December 31, 2017	(thousands)	Exercise Price
Options outstanding, beginning of year	5,900	$18.29
Forfeited	(414)	18.74
Options outstanding and exercisable, end of year	5,486	$18.25

At December 31, 2017, 5,485,525 options were exercisable at a weighted average exercise price of $18.25 with a weighted average remaining contractual term of 1.6 years, giving an aggregate intrinsic value of nil (December 31, 2016 - nil, December 31, 2015 - nil). The intrinsic value of options exercised during the year ended December 31, 2017 was nil (December 31, 2016 - nil, December 31, 2015 - $0.2 million).

c) Basic and Diluted Net Income/(Loss) Per Share

Net income/(loss) per share has been determined as follows:

(thousands, except per share amounts)	2017	2016	2015
Net income/(loss)	$236,998	$397,416	$(1,523,403)

Weighted average shares outstanding - Basic	241,929	226,530	206,205
Dilutive impact of share-based compensation(1)	5,945	4,763	—
Weighted average shares outstanding - Diluted	247,874	231,293	206,205
Net income/(loss) per share
Basic	$0.98	$1.75	$(7.39)
Diluted	$0.96	$1.72	$(7.39)

(1)  For the year ended December 31, 2015, the impact of share-based compensation was anti‑dilutive as a conversion to shares would not increase the loss per share.